Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other payables and accrued liabilities
Schedule of Other payables and accrued liabilities

	December 31,	December 31,
	2023	2024
	US$	US$
Contract deposit	221,148,610	279,471,348
Accrued expenses	46,365,405	21,200,736
Deed tax and maintenance fund withheld for customers	15,079,138	10,525,607
Bidding deposit	3,331,250	3,238,992
Welfare payable	1,458,748	1,437,298
Other tax payable	20,392,535	30,827,250
Accrued aircraft operating expense	1,488,258	871,401
Accrued interest expense	287,028,427	404,937,375
Purchase consideration payable for asset acquisitions and business combinations	33,275,049	20,725,436
Others	29,934,439	6,001,222

Total	659,501,859	779,236,665